14. Stock-Based Compensation (Details-Restricted stock activity) - Restricted Stock Units (RSUs) [Member] - $ / shares	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Restricted stock award activity
Unvested restricted stock awards, beginning balance	32,000	34,000
Restricted stock awards granted	28,000	199,000
Restricted stock awards vested	(16,000)	(201,000)
Restricted stock awards forfeited	(4,000)	0
Unvested restricted stock awards, ending balance	40,000	32,000
Weighted average award date fair value per share, outstanding beginning balance	$ 6.46	$ 7.27
Weighted average award date fair value per share, granted	1.90	5.58
Weighted average award date fair value per share, vested	5.50	5.72
Weighted average award date fair value per share, forfeited	6.97	0.00
Weighted average award date fair value per share, outstanding ending balance	$ 3.71	$ 6.46